NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
NATURE OF OPERATIONS AND GOING CONCERN
Net loss for the period	$ (948,043)	$ (292,112)	$ (2,338,838)	$ (2,297,717)
Cash used in operating activities	1,040,590	322,639	2,187,708	1,259,503
Cash and cash equivalents	555,712	$ 3,164,187	555,712	$ 3,164,187	$ 1,207,937	$ 907,551	$ 1,644,336	$ 630,623
Working capital (current assets less current liabilities) surplus	6,062,486		6,062,486			9,039,896
Accumulated deficit	$ 9,359,360		$ 9,359,360			$ 7,020,522